Note 6 - Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
	June 30, 2016	December 31, 2015
Customer relationships	$11,856,126	$11,856,126
Backhaul agreement	3,837,782	-
FCC licenses	750,000	750,000
	16,443,908	12,606,126
Less: accumulated amortization	11,955,652	11,333,096
Intangible assets, net	$4,488,256	$1,273,030

	As of December 31,
	2015	2014
Goodwill	$1,674,281	$1,674,281

Customer relationships	$11,856,126	$11,856,127
Less: accumulated amortization of customer relationships	11,333,096	10,940,824
Customer relationships, net	523,030	915,303

FCC licenses	1,284,555	1,284,555
Impairment charge	(534,555)	-
FCC licenses, net	750,000	1,284,555

Intangible assets, net	$1,273,030	$2,199,858